Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Financial Instruments Disclosure [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
Financial instruments measured at fair value on a recurring basis by caption on the consolidated balance sheets using the fair value hierarchy are described below:

	2013
		Internally developed	Internally developed
(In thousands of US$)	Quoted market	models with significant	models with	Total carrying
	prices in an active	observable market	significant unobservable	value in the
	market	information	market information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Securities available-for-sale
Corporate debt	178,168	-	-	178,168
Sovereign debt	156,200	-	-	156,200
Total securities available-for-sale	334,368	-	-	334,368
Investment funds	-	118,661	-	118,661
Derivative financial instruments used for hedging - receivable
Interest rate swaps	-	5,018	-	5,018
Cross-currency interest rate swaps	-	9,175	-	9,175
Forward foreign exchange	-	1,024	-	1,024
Total derivative financial instruments used for hedging - receivable	-	15,217	-	15,217
Total assets at fair value	334,368	133,878	-	468,246

Liabilities
Trading liabilities
Interest rate swaps	-	65	-	65
Cross-currency interest rate swaps	-	7	-	7
Total trading liabilities	-	72	-	72
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	1,646	-	1,646
Cross-currency interest rate swaps	-	6,834	-	6,834
Forward foreign exchange	-	92	-	92
Total derivative financial instruments used for hedging - payable	-	8,572	-	8,572
Total liabilities at fair value	-	8,644	-	8,644

	2012
		Internally developed	Internally developed
(In thousands of US$)	Quoted market	models with significant	models with	Total carrying
	prices in an active	observable market	significant unobservable	value in the
	market	information	market information	consolidated
	(Level 1)	(Level 2)	(Level 3)	balance sheets
Assets
Trading assets
Sovereign bonds	5,146	-	-	5,146
Cross-currency swaps	49	-	-	49
Forward foreign exchange	-	50	-	50
Future contracts	20	-	-	20
Total trading assets	5,215	50	-	5,265
Securities available-for-sale
Corporate debt	17,386	-	-	17,386
Sovereign debt	165,355	276	-	165,631
Total securities available-for-sale	182,741	276	-	183,017
Investment fund	-	105,888	-	105,888
Derivative financial instruments used for hedging – receivable
Interest rate swaps	-	8,319	-	8,319
Cross-currency interest rate swaps	-	10,858	-	10,858
Forward foreign exchange	-	62	-	62
Total derivative financial instruments used for hedging - receivable	-	19,239	-	19,239
Total assets at fair value	187,956	125,453	-	313,409

Liabilities
Trading liabilities
Interest rate swaps	-	100	-	100
Cross-currency interest rate swaps	-	32,182	-	32,182
Forward foreign exchange	-	22	-	22
Total trading liabilities	-	32,304	-	32,304
Derivative financial instruments used for hedging – payable
Interest rate swaps	-	6,600	-	6,600
Cross-currency interest rate swaps	-	4,688	-	4,688
Forward foreign exchange	-	459	-	459
Total derivative financial instruments used for hedging - payable	-	11,747	-	11,747
Total liabilities at fair value	-	44,051	-	44,051

Schedule Of Value Of Financial Instruments Measured On Non Recurring Basis [Table Text Block]
The following table provides information on the carrying value and estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

(In thousands of US$)	December 31, 2013
	Carrying Value	Fair Value	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)
Financial assets:
Instruments with carrying value that approximates fair value	881,573	881,573	-	881,573	-
Securities held-to-maturity	33,759	33,634	17,010	16,624	-
Loans, net (1)	6,068,879	6,264,624	-	6,264,624	-

Financial liabilities:
Instruments with carrying value that approximates fair value	2,662,412	2,662,609	-	2,662,609	-
Short-term borrowings and debt	2,705,365	2,711,936	-	2,711,936	-
Long-term borrowings and debt	1,153,871	1,180,877	-	1,180,877	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	6,827	5,365	-	-	5,365

(1)                 The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.

(In thousands of US$)	December 31, 2012
	Carrying Value	Fair Value	Quoted market prices in an active market (Level 1)	Internally developed models with significant observable market information (Level 2)	Internally developed models with significant unobservable market information (Level 3)
Financial assets:
Instruments with carrying value that approximates fair value	746,006	746,006	-	746,006	-
Securities held-to-maturity	34,113	34,149	19,444	14,705	-
Loans, net (1)	5,635,480	5,784,172	-	5,784,172	-
					-
Financial liabilities:
Instruments with carrying value that approximates fair value	2,494,734	2,494,824	-	2,494,824	-
Short-term borrowings	1,449,023	1,453,159	-	1,453,159	-
Long-term borrowings and debt	1,905,540	1,922,544	-	1,922,544	-
Commitments to extend credit, standby letters of credit, and financial guarantees written	5,781	4,841	-	4,841	-

(1)             The carrying value of loans is net of the Allowance for loan losses of $73.0 million and unearned income and deferred fees of $7.1 million for December 31, 2012.